Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Financial Information of Joint Ventures

The following table presents aggregated summarized financial information assuming a 100% ownership interest in the Partnership’s equity method investments and excluding the impact from purchase price adjustments arising from the acquisition of Exmar LPG BVBA, the Excalibur and Excelsior Joint Ventures and the BG Joint Venture. The results included the Excalibur and Excelsior Joint Venture, the RasGas 3 Joint Venture, the Angola Joint Ventures, the Exmar LPG Joint Venture from February 2013, the BG Joint Venture from June 2014 and the Yamal LNG Joint Venture from July 2014.

	As at December 31,
	2015	2014
	$	$
Cash and restricted cash	281,943	287,207
Other assets – current	77,861	137,055
Vessels and equipment	2,343,397	2,243,381
Net investments in direct financing leases – non-current	1,813,991	1,850,279
Other assets – non-current	22,120	14,515

Current portion of long-term debt and obligations under capital lease	166,522	435,272
Other liabilities – current	97,405	125,787
Long-term debt and obligations under capital lease	2,582,721	2,321,562
Other liabilities – non-current	381,213	390,467

	Years ended December 31,
	2015 $	2014 $	2013 $
Voyage revenues	596,093	640,105	625,414
Income from vessel operations	302,731	398,836	335,062
Realized and unrealized (loss) gain on derivative instruments	(25,108)	(52,938)	16,334
Net income	203,280	267,990	277,096